Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
For the years ended December 31, 2021, 2020, and 2019 CNH Industrial recognized total share-based compensation expense of $99 million, $38 million, and $33 million respectively. For the years ended December 31, 2021, 2020 and 2019, CNH Industrial recognized a total tax benefit relating to share-based compensation expense of $8 million, $4 million and $3 million, respectively. As of December 31, 2021, CNH Industrial had unrecognized share-based compensation expense related to non-vested awards of approximately $187 million based on current assumptions related to achievement of specified performance objectives, when applicable. Unrecognized share-based compensation costs will be recognized over a weighted-average period of 2.1 years. At December 31, 2021, $150 million of the total unrecognized share-based compensation costs related to the Off-Highway business which will be recognized over a weighted-average period of 2.1 years.
CNH Industrial’s equity awards are governed by the CNH Industrial N.V. Equity Incentive Plan (“CNH Industrial EIP”) and CNH Industrial N.V. Directors’ Compensation Plan (“CNH Industrial DCP”).
At the AGM held on April 16, 2014, the Company’s shareholders approved the adoption of the CNH Industrial EIP, an umbrella program defining the terms and conditions for any subsequent long-term incentive program. The EIP allows grants of the following specific types of equity awards to any current or prospective executive director, officer, employee of, or service provider to, CNH Industrial: stock options, stock appreciation rights, restricted share units, restricted stock, performance shares or performance share units and other stock-based awards that are payable in cash, common shares or any combination thereof subject to the terms and conditions established by the Compensation Committee.
In February 2020, the Board of Directors approved the issuance of up to 50 million common shares under the EIP. At the AGM on April 16, 2020, the Company's shareholders approved the issuance of up to 7 million common shares to executive directors under the 2021-2023 Long-Term Incentive Plan (described below) in accordance with and under the EIP.
As part of the Demerger, any awards outstanding under the CNH Industrial EIP, and held by directors, officers and other employees vesting in 2022 were accelerated in December 2021 and the related equity incentives were issued by CNH Industrial in CNH Industrial stock. As a result of the Demerger, remaining outstanding awards vesting in 2023 and 2024 were converted to the entity the participant is employed with post spin. As such, for Iveco Group employees, the underlying stock awards under the CNH Industrial EIP vesting in 2023 and 2024 were converted at the effective date of the Demerger, subject to its terms, to Common Shares of Iveco Group N.V. The conversion of the CNH Industrial EIP includes appropriate adjustment mechanisms to ensure that the value of the unvested awards granted to all the beneficiaries under such plan remain unchanged pre and post demerger for employees in both the Iveco Group N.V. and CNH Industrial N.V.
Performance Share Units
2017-2019 Long-Term Incentive Plan
In December 2017, CNH Industrial canceled all Performance Share Units ("PSU’s") issued in 2014, 2015 and 2016 and issued a grant of PSU's to key executive officers and select employees, with financial performance goals covering the three-year period from January 1, 2017 to December 31, 2019. The performance goal was a market condition with a payout schedule ranging from 0% to 130%. In 2019 and 2020, prorated share amounts covering performance through this same period were issued to select new employees entering the plan. In 2019 and 2020, 0.6 million and 0.4 million additional PSU's were granted. On February 28, 2020 all PSU’s associated with these grants failed to meet their performance goals and were therefore forfeited. The Company still incurred the expense associated with these awards but the awards themselves were never issued to their recipients.
2021-2023 Long-Term Incentive Plan
In February 2020, the Board of Directors approved the 2021-2023 Long-Term Incentive Plan under the EIP. In December 2020, CNH Industrial issued a new grant of PSUs to its key executive officers and select employees with the financial performance goals covering a three-year period culminating with a cliff vest date of February 28, 2024. Two internal financial metrics, Industrial ROIC (the ratio of Adjusted EBIT (after-tax) over Average Industrial Invested Capital) and Adjusted EPS (the net income (loss) excluding any nonrecurring items (after-tax), divided by the weighted average outstanding number of common shares on a fully diluted basis), weighted 50% each, and a multiplier-based on CNH Industrial’s percentile ranking of Total Shareholder Return among a comparator group, will determine the total PSUs earned. The internal financial metrics have a payout factor of up to 200% and the market based TSR determinant has a payout factor of 125%. These metrics are considered performance vesting conditions. As such, compensation cost will be accrued based on whether it is considered probable that the performance conditions will be satisfied. The fair value of the PSU awards issued under this plan will be calculated by using the CNH Industrial N.V. stock price on the grant date adjusted for the present value of future dividends that would not be received during the vesting period.
As of December 31, 2020, CNH Industrial issued 7 million PSUs. The total number of shares that will eventually be issued may vary from the original estimate due to forfeiture or the level of achievement of the performance goals. The weighted average fair value of the awards that were issued in 2020 was $10.83 per share. The 2020 PSU awards distributed under this plan were issued on December 4, 2020 to key executive officers and select employees and on December 14, 2020 to the Chair of CNH Industrial.
During 2021, CNH Industrial issued an additional 3 million PSUs to key executive officers and select employees. The weighted average fair value of the awards that were issued in 2021 was $13.15 per share.
The following table reflects the activity of PSUs under the 2021-2023 Long-Term Incentive Plan for the year ended December 31, 2021:

	2021
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	6,931,030	$10.83
Granted	3,035,985	13.15
Forfeited/Cancelled	(545,790)	10.83
Vested	—	—
Nonvested at end of year	9,421,225	$11.55
Restricted Share Units
In 2019, 2020, and 2021, CNH Industrial issued approximately 0.8 million, 8 million, and 1 million Restricted Share Units (“RSUs”) to key executive officers and select employees with a weighted average fair value of $9.95, $10.90, and $14.42 per share, respectively. The fair value of the award is measured using the CNH Industrial N.V. stock price on the grant date adjusted for the present value of future dividends that employees will not receive during the vesting period. The RSUs vest upon a time-based service requirement.
2017-2019 Long-Term Incentive Plan
On April 3, 2019, 536 thousand RSUs were issued to select key executive officers with a weighted average fair value of $10.18 measured using the stock price on the grant date adjusted for the present value of future dividends that would not be received during the vesting period. The grant had a cliff vest date of February 1, 2021 for all awards except for 32 thousand RSUs, which vested on June 30, 2020. Of the remaining 490 thousand RSUs, 162 thousand were forfeited in the second quarter of 2020. The remaining 296 thousand RSUs vested on February 1, 2021.
2021-2023 Long-Term Incentive Plan
On December 4, 2020, CNH Industrial issued two separate RSU grants to key executive officers and select employees. Under the first RSU grant, 1.7 million RSUs were awarded to select employees with a weighted average fair value of $11.43. These awards vested on December 31, 2020. Under the second RSU grant, 5 million RSUs were awarded to select employees and are set to vest in three equal installments over a three year period. The first tranche, which consisted of 1.7 million RSUs, was set to vest on April 30, 2022. The second and third tranches are set to vest on April 30, 2023 and April 30, 2024, respectively. The weighted average fair value for the December 2020 three tranche award group are $11.23, $11.02, and $10.82, respectively.
On December 14, 2020, CNH Industrial issued 120 thousand RSUs to the Chair of CNH Industrial, of which 17 thousand vested on December 31, 2020. The weighted average fair value for these awards is $10.96. The remaining 103 thousand RSUs vest in three equal installments on February 28, 2022, 2023, and 2024, respectively. The fair value for these awards are $10.76, $10.55 and $10.35, respectively.
During 2021, CNH Industrial issued an additional 1.5 million RSUs to select employees and key executive officers. Of the awards that were issued, 1.2 million are set to vest in three equal installments over a three year period. The first tranche, which consists of 0.4 million RSUs, was set to vest on April 31, 2022. The second and third tranches are set to vest on April 31, 2023 and April 31, 2024, respectively. The weighted average fair value of these awards are $14.08 per share for the first tranche, $13.89 per share for the second tranche, and $13.71 per share for the third tranche. The remaining awards issued in 2021 had a cumulative weighted average fair value of $16.71. In 2021, CNH Industrial, in anticipation of the Demerger, accelerated the vesting of awards with a vest date of April 31, 2022 to December 1, 2021, excluding shares awarded to the CEO and Chairperson. As a result, CNH Industrial recorded $6 million of expense due to the acceleration of these awards. The weighted average fair value of the shares vested during 2021 was $11.59 per share.
The following table reflects the activity of RSUs under the 2017-2019 Long-Term Incentive Plan and 2021-2023 Long-Term Incentive Plan for the year ended December 31, 2021:

	2021
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	5,443,197	$10.95
Granted	1,464,305	14.42
Forfeited	(396,086)	11.88
Vested	(2,141,337)	11.59
Nonvested at end of year	4,370,079	$11.72
CNH Industrial N.V. Directors’ Compensation Plan (“CNH Industrial DCP”)
On September 9, 2013, the CNH Industrial DCP was approved by the shareholders and adopted by the Board of Directors of CNH Industrial. On April 14, 2017, shareholders approved a proposed amendment to the CNH Industrial DCP pursuant to which non-executive directors would only be paid cash compensation for their service as a director. The CNH Industrial DCP provides for the payment of the following to eligible members of the CNH Industrial Board in the form of cash, provided that such members do not receive salary or other employment compensation from CNH Industrial or FCA and their subsidiaries and affiliates:
•$125,000 annual retainer fee for each Non-Executive Director.
•An additional $25,000 for each member of the Audit Committee and $35,000 for the Audit Committee Chairperson.
•An additional $20,000 for each member of every other Board committee and $25,000 for the committee chairperson (collectively, the “fees”).
Prior to the amendment of the CNH Industrial DCP, each quarter of the CNH Industrial DCP year, the eligible directors could elect to receive cash, common shares or stock options.
There were 0.2 million common shares authorized for issuance under the CNH Industrial DCP. No stock options were issued under this plan in 2021 or 2020 and as of December 31, 2021, no stock options were outstanding under the CNH Industrial DCP.
Additional Share-Based Compensation Information
The table below provides additional share-based compensation information for the years ended December 31, 2021, 2020, and 2019:

	2021	2020	2019
	(in millions)
Total intrinsic value of options exercised and shares vested	$35	$41	$21
Fair value of shares vested	$25	$42	$23
Cash received from share award exercises	$—	$—	$—
Tax benefit of options exercised and shares vested	$—	$—	$—